UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [   ]; Amendment Number: _________
     This Amendment   [   ] is a restatement.
                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Brenner West Capital Advisors, LLC
Address:  110 East 42nd Street
          Suite 1419
          New York, New York  10017

Form 13F File Number:  unknown

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Craig Nerenberg
Title:  Managing Member
Phone:  (212) 801-1255

Signature, Place, and Date of Signing:

/s/Craig Nerenberg        New York, New York        August 13, 2008
     [Signature]             [City, State]              [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total: 18

Form 13F Information Table Value Total: $95,663 (in thousands)

List of Other Included Managers:


* Messrs. Craig Nerenberg and Joshua Kaufman are the investment managers of Brenner West Capital Advisors, LLC, which has investment discretion over the investment portfolios reported herein.

                                Title of             Mkt Value  SH/PRN   SH/ PUT/ Invest  Other     Voting Authority
Name of Issuer                   Class       CUSIP   (x1,000)   Amount   PRN CALL  Disc  Managers   Sole    Shared None
ALLEGHENY ENERGY INC          Common       017361106     7,075   141,198 SH       Shared            141,198
ATLAS AIR WORLDWIDE HLDGS INC Com New      049164205     3,070    62,073 SH       Shared             62,073
ATWOOD OCEANICS INC           Common       050095108     4,441    35,718 SH       Shared             35,718
CALLIDUS SOFTWARE INC         Common       13123E500     7,235 1,447,087 SH       Shared          1,447,087
CONTANGO OIL & GAS COMPANY    Com New      21075N204     6,424    69,138 SH       Shared             69,138
CORRECTIONS CORP AMER NEW     Com New      22025Y407     6,436   234,276 SH       Shared            234,276
COVANTA HLDG CORP             Common       22282E102    10,268   384,698 SH       Shared            384,698
DYNAMEX INC                   Common       26784F103     4,657   173,711 SH       Shared            173,711
EINSTEIN NOAH REST GROUP INC  Common       28257U104     2,081   187,983 SH       Shared            187,983
GENTEK INC                    Com New      37245X203     6,940   258,105 SH       Shared            258,105
LOEWS CORP                    Common       540424108    20,650   440,305 SH       Shared            440,305
ORIGEN FINL INC               Common       68619E208       235   157,793 SH       Shared            157,793
PAPA JOHNS INTL INC           Common       698813102     4,189   157,558 SH       Shared            157,558
REIS INC                      Common       75936P105     1,285   234,028 SH       Shared            234,028
SELECT SECTOR SPDR TR         SBI INT-FINL 81369Y605     2,229   110,000 SH  CALL Shared            110,000
TOWN SPORTS INTL HLDGS INC    Common       89214A102     5,142   550,550 SH       Shared            550,550
TYLER TECHNOLOGIES INC        Common       902252105     2,005   147,768 SH       Shared            147,768
USG CORP                      Com New      903293405     1,301    44,000 SH  PUT  Shared             44,000
                                                        95,663